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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          31 West 52nd Street, 16th Floor
          New York, NY 10019

Form 13F File Number:     028-12932
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY        February 11, 2011
---------------------       --------------       -----------------
   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                68
                                                 --------

Form 13F Information Table Value Total:          $706,409
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                             Quarter ended December  31, 2010


COLUMN 1                COLUMN 2         COLUMN 3   COLUMN 4            COLUMN 5   COLUMN 6  COLUMN 7           COLUMN 8
                                                     VALUE       SHRS or   SH/  PUT/  INV.   OTHR           VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISC.  MANRS     SOLE     SHARED  NONE
----------------------  ---------------  ---------  ---------   ---------  ---  ----  ----  -----    --------   ------  ----
ACE LTD                 SHS              H0023R105  $  6,536      105,000  SH         SOLE            105,000
AERCAP HOLDINGS NV      SHS              N00985106  $  8,754      620,000  SH         SOLE            620,000
ALBEMARLE CORP          COM              012653101  $  7,530      135,000  SH         SOLE            135,000
AMKOR TECHNOLOGY INC    COM              031652100  $  1,792      241,800  SH         SOLE            241,800
APACHE CORP             COM              037411105  $ 10,135       85,000  SH         SOLE             85,000
ASML HOLDING N V        NY REG SHS       N07059186  $  9,393      245,000  SH         SOLE            245,000
BABCOCK & WILCOX
CO NEW                  COM              05615F102  $ 12,667      495,000  SH         SOLE            495,000
BANK OF NEW YORK
MELLON CORP             COM              064058100  $  8,607      285,000  SH         SOLE            285,000
BARRICK GOLD CORP       COM              067901108  $  7,977      150,000  SH   PUT   SOLE            150,000
CISCO SYS INC           COM              17275R102  $ 10,317      510,000  SH         SOLE            510,000
CLEARWATER PAPER
CORP                    COM              18538R103  $  8,222      105,000  SH         SOLE            105,000
CME GROUP INC           COM              12572Q105  $  4,826       15,000  SH   PUT   SOLE             15,000
COCA-COLA ENTERPRISES
INC NE                  COM              19122T109  $  6,383      255,000  SH         SOLE            255,000
COMCAST CORP NEW        CL A SPL         20030N200  $ 11,133      535,000  SH         SOLE            535,000
COSTCO WHSL CORP NEW    COM              22160K105  $  8,124      112,500  SH         SOLE            112,500
CYNOSURE INC            CL A             232577205  $    680       66,500  SH         SOLE             66,500
D R HORTON INC          COM              23331A109  $ 12,109    1,015,000  SH         SOLE          1,015,000
D R HORTON INC          COM              23331A109  $  3,340      280,000  SH   CALL  SOLE            280,000
                        NOTE
D R HORTON INC          2.00% 5/15/14    23331ABB4  $  7,945    7,000,000  PRN        SOLE          7,000,000
EOG RES INC             COM              26875P101  $  6,033       66,000  SH         SOLE             66,000
EXXON MOBIL CORP        COM              30231G102  $ 16,635      227,500  SH         SOLE            227,500
FREEPORT-MCMORAN
COPPER & GOLD           COM              35671D857  $  4,203       35,000  SH   PUT   SOLE             35,000
FRONTIER OIL CORP       COM              35914P105  $ 10,896      605,000  SH         SOLE            605,000
GAMESTOP CORP NEW       CL A             36467W109  $ 21,965      960,000  SH         SOLE            960,000
GAMESTOP CORP NEW       CL A             36467W109  $  9,610      420,000  SH   CALL  SOLE            420,000
GENERAL MTRS CO         COM              37045V100  $ 11,795      320,000  SH         SOLE            320,000
HORMEL FOODS CORP       COM              440452100  $ 11,277      220,000  SH         SOLE            220,000
HUNTSMAN CORP           COM              447011107  $ 11,629      745,000  SH         SOLE            745,000
INGERSOLL-RAND PLC      SHS              G47791101  $ 11,655      247,500  SH         SOLE            247,500
INVESCO LTD             SHS              G491BT108  $  6,857      285,000  SH         SOLE            285,000
JETBLUE AIRWAYS CORP    COM              477143101  $ 17,351    2,625,000  SH         SOLE          2,625,000





COLUMN 1                COLUMN 2         COLUMN 3   COLUMN 4            COLUMN 5   COLUMN 6  COLUMN 7           COLUMN 8
                                                     VALUE       SHRS or   SH/  PUT/  INV.   OTHR           VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISC.  MANRS     SOLE     SHARED  NONE
----------------------  ---------------  ---------  ---------   ---------  ---  ----  ----  -----    --------   ------  ----
JPMORGAN CHASE & CO     COM              46625H100  $ 18,029      425,000  SH         SOLE            425,000
LOGITECH INTL S A       SHS              H50430232  $  5,565      300,000  SH   PUT   SOLE            300,000
LYONDELLBASELL
INDUSTRIES NV           SHS A            N53745100  $  9,288      270,000  SH         SOLE            270,000
MACYS INC               COM              55616P104  $ 17,078      675,000  SH         SOLE            675,000
MCDONALDS CORP          COM              580135101  $ 13,625      177,500  SH         SOLE            177,500
                        NOTE
MICRON TECHNOLOGY INC   1.875% 06/01/14  595112AH6  $ 10,118   10,650,000  PRN        SOLE         10,650,000
MICRON TECHNOLOGY INC   COM              595112103  $  4,010      500,000  SH         SOLE            500,000
MICRON TECHNOLOGY INC   COM              595112103  $ 11,469    1,430,000  SH   CALL  SOLE          1,430,000
MICROSOFT CORP          COM              594918104  $ 20,933      750,000  SH         SOLE            750,000
MICROSOFT CORP          COM              594918104  $ 29,864    1,070,000  SH   CALL  SOLE          1,070,000
NAVIOS MARITIME
HOLDINGS INC            COM              Y62196103  $  7,128    1,350,000  SH         SOLE          1,350,000
NAVIOS MARITIME
PARTNERS L P            UNIT LPI         Y62267102  $ 11,793      606,300  SH         SOLE            606,300
NEWS CORP               CL A             65248E104  $ 10,847      745,000  SH         SOLE            745,000
ORACLE CORP             COM              68389X105  $  9,938      317,500  SH         SOLE            317,500
OWENS CORNING NEW       COM              690742101  $ 10,980      352,500  SH         SOLE            352,500
PETROHAWK ENERGY
CORP                    COM              716495106  $  2,281      125,000  SH   PUT   SOLE            125,000
PFIZER INC              COM              717081103  $ 26,703    1,525,000  SH         SOLE          1,525,000
PFIZER INC              COM              717081103  $ 28,804    1,645,000  SH   CALL  SOLE          1,645,000
PULTE GROUP INC         COM              745867101  $  1,955      260,000  SH         SOLE            260,000
RADVISION LTD           ORD              M81869105  $ 15,249    1,700,000  SH         SOLE          1,700,000
SALESFORCE COM INC      COM              79466L302  $ 14,520      110,000  SH   PUT   SOLE            110,000
SEAGATE TECHNOLOGY PLC  SHS              G7945M107  $  7,440      495,000  SH         SOLE            495,000
SENSATA TECHNOLOGIES
HLDG BV                 SHS              N7902X106  $  7,452      247,500  SH         SOLE            247,500
SOUTH JERSEY INDS INC   COM              838518108  $  8,451      160,000  SH         SOLE            160,000
TD AMERITRADE HLDG
CORP                    COM              87236Y108  $ 10,492      552,500  SH         SOLE            552,500
TEVA PHARMACEUTICAL
INDS LTD                ADR              881624209  $ 24,110      462,500  SH         SOLE            462,500
TEVA PHARMACEUTICAL
INDS LTD                ADR              881624209  $ 15,639      300,000  SH   CALL  SOLE            300,000
THQ INC                 COM NEW          872443403  $  6,666    1,100,000  SH         SOLE          1,100,000
THQ INC                 COM NEW          872443403  $    848      140,000  SH   CALL  SOLE            140,000
                        NOTE
THQ INC                 5.00% 8/15/14    872443AB2  $  5,493    5,250,000  PRN        SOLE          5,250,000
TOLL BROTHERS INC       COM              889478103  $  6,745      355,000  SH         SOLE            355,000
TOLL BROTHERS INC       COM              889478103  $  1,330       70,000  SH   CALL  SOLE             70,000
UNITED CONTL HLDGS INC  COM              910047109  $  7,622      320,000  SH         SOLE            320,000
UNITEDHEALTH GROUP INC  COM              91324P102  $ 11,826      327,500  SH         SOLE            327,500





COLUMN 1                COLUMN 2         COLUMN 3   COLUMN 4            COLUMN 5   COLUMN 6  COLUMN 7           COLUMN 8
                                                     VALUE       SHRS or   SH/  PUT/  INV.   OTHR           VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISC.  MANRS     SOLE     SHARED  NONE
----------------------  ---------------  ---------  ---------   ---------  ---  ----  ----  -----    --------   ------  ----
US BANCORP DEL          COM NEW          902973304  $  9,911      367,500  SH         SOLE            367,500
WESTERN DIGITAL CORP    COM              958102105  $  8,984      265,000  SH         SOLE            265,000
WESTLAKE CHEM CORP      COM              960413102  $  6,847      157,500  SH         SOLE            157,500

                                         Total      $706,409